ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 88.1%
U.S. Treasury Obligations 88.1%
U.S. Treasury Bonds, 7.50%, 11/15/16	4,700	5,757
U.S. Treasury Bonds, 7.625%, 11/15/22 (1)	2,500	3,282
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	4,779	4,704
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	7,654	7,562
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	2,498	2,567
U.S. Treasury Notes, 3.875%, 7/15/10	9,800	9,609
U.S. Treasury Notes, 3.875%, 9/15/10	6,000	5,875
U.S. Treasury Notes, 4.00%, 3/15/10	5,100	5,023
U.S. Treasury Notes, 4.00%, 11/15/12	4,050	3,949
U.S. Treasury Notes, 4.00%, 2/15/15	9,100	8,763
U.S. Treasury Notes, 4.25%, 8/15/13	8,830	8,699
U.S. Treasury Notes, 4.25%, 11/15/13	31,100	30,595
U.S. Treasury Notes, 4.25%, 8/15/14	17,500	17,169
U.S. Treasury Notes, 4.25%, 11/15/14	10,000	9,805
U.S. Treasury Notes, 4.50%, 11/15/15	1,000	995
U.S. Treasury Notes, 4.50%, 2/15/16	8,000	7,964
U.S. Treasury Notes, 4.75%, 5/15/14	22,000	22,271
U.S. Treasury Notes, 4.875%, 2/15/12	29,650	30,150
U.S. Treasury Notes, 4.875%, 8/15/16	2,000	2,045
U.S. Treasury Notes, 5.00%, 8/15/11	13,000	13,266
U.S. Treasury Notes, 5.125%, 5/15/16	2,500	2,601
		202,651

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $203,564)		202,651
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 9.8%
U.S. Government Obligations 9.8%
Government National Mortgage Assn.
5.00%, 6/15/34 - 5/15/36	2,404	2,354
5.50%, 4/20/36	2,779	2,766
6.00%, 12/15/08 - 8/20/34	8,161	8,291
6.50%, 6/15/08 - 10/20/34	2,785	2,857
7.00%, 3/15/13 - 12/20/32	5,254	5,410
7.50%, 10/15/07 - 11/15/17	154	157
8.00%, 2/15/08 - 10/15/25	136	142
8.50%, 7/15/08 - 4/15/23	37	38
9.00%, 12/15/19 - 2/20/27	9	10
9.50%, 12/15/24 - 5/15/25	57	60
10.00%, 8/15/19	2	2
10.50%, 2/20/16 - 6/20/19	41	45
11.00%, 2/15/10 - 12/15/19	86	94
11.50%, 3/15/10 - 2/15/18	153	163
12.50%, 10/15/13 - 3/15/15	14	16
		22,405

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $22,310)		22,405

SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Investment Fund, 5.28% (2)(3)	3,087	3,087
Total Short-Term Investments (Cost $3,087)		3,087
Total Investments in Securities
99.2% of Net Assets (Cost $228,961)		$228,143

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(2)	Seven-day yield
(3)	Affiliated company - see Note 4

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 210 U.S. Treasury Five Year
contracts, $80 par of 7.625%
U.S. Treasury Bonds pledged as
initial margin	6/07	$22,250	$101
Net payments (receipts) of variation
margin to date			(131)
Variation margin receivable (payable)
on open futures contracts			$(30)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $228,961,000. Net unrealized loss aggregated $717,000 at period-end, of which $1,133,000 related to appreciated investments and $1,850,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $151,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $3,087,000 and $6,737,000, respectively.

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/shares	Value
(Amounts in $000s)

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 87.9%
U.S. Treasury Obligations 87.9%
U.S. Treasury Bonds, 4.50%, 2/15/36	27,375	26,528
U.S. Treasury Bonds, 4.75%, 2/15/37	500	506
U.S. Treasury Bonds, 5.375%, 2/15/31	34,288	37,358
U.S. Treasury Bonds, 5.50%, 8/15/28	2,819	3,092
U.S. Treasury Bonds, 6.00%, 2/15/26	24,384	28,042
U.S. Treasury Bonds, 6.125%, 8/15/29	16,959	20,126
U.S. Treasury Bonds, 6.25%, 5/15/30	17,639	21,335
U.S. Treasury Bonds, 6.375%, 8/15/27	5,250	6,335
U.S. Treasury Bonds, 7.125%, 2/15/23	26,357	33,193
U.S. Treasury Bonds, 7.625%, 2/15/25	18,075	24,209
U.S. Treasury Bonds, 7.875%, 2/15/21	22,978	30,230
U.S. Treasury Bonds, 8.875%, 8/15/17	1,300	1,753
U.S. Treasury Bonds, 8.875%, 2/15/19 (3)	27,976	38,607
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	2,415	2,325
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	6,098	6,001
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	5,157	5,095
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	7,019	7,212
U.S. Treasury Notes, 4.00%, 3/15/10	2,000	1,970
U.S. Treasury Notes, 4.25%, 8/15/13	11,400	11,231
U.S. Treasury Notes, 5.125%, 5/15/16	2,300	2,393
		307,541

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $292,304)		307,541

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.4%
U.S. Government Obligations 7.4%
Government National Mortgage Assn.
4.50%, 11/20/35	3,085	2,923
5.00%, 6/15/34 - 3/15/36	2,327	2,275
5.50%, 10/15/35 - 4/20/36	3,195	3,183
6.00%, 11/15/12 - 8/20/34	4,701	4,775
6.50%, 7/15/09 - 10/20/34	2,511	2,571
7.00%, 11/20/23 - 12/20/32	5,110	5,265
8.00%, 8/15/07 - 3/15/17	31	31
8.50%, 7/15/08 - 2/15/27	223	229
9.00%, 12/15/08 - 8/15/25	371	392
10.00%, 12/15/17 - 7/15/22	64	69
10.50%, 11/15/16 - 7/15/19	14	16
11.50%, 10/15/10 - 8/15/15	13	15
Government National Mortgage Assn., CMO
4.485%, 10/16/33	1,374	1,335
4.994%, 3/16/30	1,145	1,121
5.50%, 12/20/35	730	719
6.50%, 5/20/28	1,127	1,148
		26,067

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $25,923)		26,067

SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Investment Fund, 5.28% (1)(2)	14,624	14,624
Total Short-Term Investments (Cost $14,624)		14,624

Total Investments in Securities
99.5% of Net Assets (Cost $332,851)		$348,232

†	Denominated in U.S. dollars unless otherwise noted
(1)	Seven-day yield
(2)	Affiliated company - see Note 4
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts on February 28, 2007.
CMO	Collateralized Mortgage Obligation

Open Futures Contracts at 2/28/07 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 35 Ten Year U.S. Treasury contracts
$19 par of 8.875% U.S. Treasury Bills
pledged as initial margin	6/07	$3,957	$31
Long, 355 U.S. Treasury Bond contracts
$189 par of 8.875% U.S. Treasury Bills
pledged as initial margin	6/07	38,658	318
Net payments (receipts) of variation
margin to date			(453)
Variation margin receivable (payable)
on open futures contracts			$(104)

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values, and interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $332,851,000. Net unrealized gain aggregated $15,730,000 at period-end, of which $16,041,000 related to appreciated investments and $311,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $372,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $14,624,000 and $9,702,000, respectively.

T. ROWE PRICE U.S. TREASURY MONEY FUND
Unaudited	February 28, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 102.3%
U.S. Treasury Obligations 102.3%
U.S. Treasury Bills, 4.78%, 3/1/07	25,000	25,000
U.S. Treasury Bills, 4.901%, 3/8/07	704	703
U.S. Treasury Bills, 4.907%, 3/8/07	75,000	74,928
U.S. Treasury Bills, 4.92%, 3/8/07	30,000	29,971
U.S. Treasury Bills, 4.949%, 3/8/07	698	697
U.S. Treasury Bills, 4.95%, 3/8/07	954	953
U.S. Treasury Bills, 5.02%, 5/10/07	30,000	29,707
U.S. Treasury Bills, 5.043%, 5/24/07	30,000	29,647
U.S. Treasury Bills, 5.048%, 3/8/07	50,000	49,951
U.S. Treasury Bills, 5.062%, 4/19/07	2,940	2,920
U.S. Treasury Bills, 5.064%, 3/8/07	379	379
U.S. Treasury Bills, 5.075%, 4/5/07	50,000	49,753
U.S. Treasury Bills, 5.08%, 3/22/07	75,000	74,778
U.S. Treasury Bills, 5.083%, 4/12/07	50,000	49,704
U.S. Treasury Bills, 5.09%, 3/29/07	75,000	74,703
U.S. Treasury Bills, 5.131%, 3/15/07	75,000	74,850
U.S. Treasury Bills, 5.152%, 3/22/07	160	160
U.S. Treasury Bills, 5.16%, 3/22/07	4,295	4,282
U.S. Treasury Bills, 5.167%, 3/22/07	75,000	74,774
U.S. Treasury Bills, 5.17%, 3/29/07	25,000	24,900
U.S. Treasury Notes, 3.125%, 5/15/07	75,000	74,709
U.S. Treasury Notes, 3.625%, 4/30/07	100,000	99,773
U.S. Treasury Notes, 4.00%, 8/31/07	60,000	59,677
U.S. Treasury Notes, 6.125%, 8/15/07	75,000	75,369
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $982,288)		982,288

Total Investments in Securities
102.3% of Net Assets (Cost $982,288)		$982,288

†	Denominated in U.S. dollars unless otherwise noted

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Money Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $982,288,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007